BORROWINGS - Schedule of Supplemental Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Credit facilities [Line Items]
Net cash flows from financing activities	$ 2,558	$ 508	$ 4,748	$ 1,329
Corporate borrowings
Credit facilities [Line Items]
Beginning balance			3,802
Net cash flows from financing activities			564
Acquisition			0
Disposal			0
Transfer to liabilities held for sale			0
Foreign exchange			197
Other			0
Ending balance	4,563		4,563
Non-recourse borrowing
Credit facilities [Line Items]
Beginning balance			30,588
Net cash flows from financing activities			1,657
Acquisition			652
Disposal			(811)
Transfer to liabilities held for sale			(383)
Foreign exchange			1,319
Other			168
Ending balance	$ 33,190		33,190
Net cash flow from financing activities related to tax equity			204
Non recourse borrowings acquired in asset acquisitions			$ 173